Schedule II.-Valuation and Qualifying Accounts and Reserves (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Decrease in total valuation allowance recognized in earnings	¥ 890	¥ 2,648	¥ 8,303